JOHCM EMERGING MARKETS OPPORTUNITIES FUND
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
Investment Objective:
The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you pay if you buy and hold Fund shares.
	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses JOHCM EMERGING MARKETS OPPORTUNITIES FUND		Institutional Shares	Class I Shares	Class II Shares
Management Fees		1.05%	1.05%	1.05%
Shareholder Servicing Fee		none	0.10%	0.25%
Other Expenses	[1]	0.85%	0.95%	1.10%
Total Annual Fund Operating Expenses		1.90%	2.00%	2.15%
Fee Waiver and Reimbursement	[2]	(0.61%)	(0.61%)	(0.61%)
Total Annual Fund Operating Expenses After Fee Waiver		1.29%	1.39%	1.54%
[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	DundeeWealth US, LP (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until October 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Expense Example JOHCM EMERGING MARKETS OPPORTUNITIES FUND (USD $)	1 Year	3 Years
Institutional Shares	13,139	53,780
Class I Shares	354	1,421
Class II Shares	157	614

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategy:
The Fund invests, under normal conditions, at least 80% of its assets in securities of companies domiciled in, or listed in, or whose principal business activities are located in, the emerging markets.  The Fund may invest in emerging market companies of any size, including small and mid capitalization companies in order to achieve its objective.  Emerging market countries include countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.

The Fund’s investment style can be considered as growth at a reasonable price (GARP).  The Fund employs a combination of top-down and bottom-up research to assess potential investments for the Fund.  JO Hambro Capital Management Ltd. (the “Sub-Adviser”) seeks to invest in companies that possess attractive fundamentals and fit with the Sub-Adviser’s top-down country views within the emerging markets.  The Fund will typically own between 40 and 60 companies that the Sub-Adviser believes exhibit strong business models, competitive industry positions and attractive valuations.  The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid and less developed than emerging markets.

In addition, the Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages.

Principal Risks of Investing in the Fund:
Since it primarily purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bond and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.  These risks are greater for securities of companies in emerging market countries because emerging market countries may have less stable governments, more volatile currencies and less established markets.

Other risks include settlement, operational, custodial valuation risk, which is defined by the lack of active trading in emerging markets that may make it difficult to obtain an accurate price for a security held by the Fund.

Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

P-notes, in which the Fund may invest, represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Performance Information:
The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus.  The Fund intends to compare its performance to the Morgan Stanley Capital International Emerging Markets NR Index.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	DundeeWealth Funds
Central Index Key	dei_EntityCentralIndexKey	0001365151
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov 1, 2012
Prospectus Date	rr_ProspectusDate	Nov 1, 2012
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JOHCM EMERGING MARKETS OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the JOHCM Emerging Markets Opportunities Fund (the “Fund”) is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you pay if you buy and hold Fund shares.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
	Institutional Shares	Class I Shares	Class II Shares
Shareholder Fees (fees paid directly from your investment)	None	None	None

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund for the time periods indicated and that you sell your shares at the end of those periods.  The example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same.  Although your actual costs and returns might be different, your approximate costs of investing $1,000,000 in Institutional Shares of the Fund, $25,000 in Class I Shares of the Fund and $10,000 in Class II Shares of the Fund would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests, under normal conditions, at least 80% of its assets in securities of companies domiciled in, or listed in, or whose principal business activities are located in, the emerging markets.  The Fund may invest in emerging market companies of any size, including small and mid capitalization companies in order to achieve its objective.  Emerging market countries include countries included in the MSCI Emerging Markets Index and MSCI Frontier Markets Index, countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) and other countries with similar emerging market characteristics.

The Fund’s investment style can be considered as growth at a reasonable price (GARP).  The Fund employs a combination of top-down and bottom-up research to assess potential investments for the Fund.  JO Hambro Capital Management Ltd. (the “Sub-Adviser”) seeks to invest in companies that possess attractive fundamentals and fit with the Sub-Adviser’s top-down country views within the emerging markets.  The Fund will typically own between 40 and 60 companies that the Sub-Adviser believes exhibit strong business models, competitive industry positions and attractive valuations.  The Fund may also invest up to 5% of its assets in frontier markets, which are generally smaller, less liquid and less developed than emerging markets.

In addition, the Fund may invest in participatory notes. Participatory notes (commonly known as “P-notes”) are equity access products structured as debt obligations and used by investors to take positions in certain foreign securities. P-notes are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration
The Fund invests, under normal conditions, at least 80% of its assets in securities of companies domiciled in, or listed in, or whose principal business activities are located in, the emerging markets.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Since it primarily purchases equity securities, the Fund is subject to the risk that equity security prices will fall over short or extended periods of time.  Price volatility is the principal risk of investing in the Fund.  You could lose all or some of your investment in the Fund.  In addition, common stocks represent a share of ownership in a company, and rank after bond and preferred stock in their claim on the company’s assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers.  In addition, investments in foreign securities are generally denominated in foreign currency.  As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of the Fund’s investments.  These risks are greater for securities of companies in emerging market countries because emerging market countries may have less stable governments, more volatile currencies and less established markets.

Other risks include settlement, operational, custodial valuation risk, which is defined by the lack of active trading in emerging markets that may make it difficult to obtain an accurate price for a security held by the Fund.

Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital.  Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.  For example, funds may be withdrawn from the People’s Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country.

Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries and, as a result, the risks of investing in emerging market countries are magnified in frontier countries.

P-notes, in which the Fund may invest, represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such securities. P-notes also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups.  Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

The Fund should only be purchased by investors seeking long-term growth of capital who can withstand the share price volatility of equity investing with a focus on emerging market stocks.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose all or some of your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus.  The Fund intends to compare its performance to the Morgan Stanley Capital International Emerging Markets NR Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table have been omitted because the Fund has not commenced operations as of the date of this Prospectus.
JOHCM EMERGING MARKETS OPPORTUNITIES FUND | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOEMX
Management Fees	rr_ManagementFeesOverAssets	1.05%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.29%
1 Year	rr_ExpenseExampleYear01	13,139
3 Years	rr_ExpenseExampleYear03	53,780
JOHCM EMERGING MARKETS OPPORTUNITIES FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOEIX
Management Fees	rr_ManagementFeesOverAssets	1.05%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.95%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.00%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.39%
1 Year	rr_ExpenseExampleYear01	354
3 Years	rr_ExpenseExampleYear03	1,421
JOHCM EMERGING MARKETS OPPORTUNITIES FUND | Class II Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	JOEAX
Management Fees	rr_ManagementFeesOverAssets	1.05%
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.10%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%
Fee Waiver and Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.54%
1 Year	rr_ExpenseExampleYear01	157
3 Years	rr_ExpenseExampleYear03	614

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	DundeeWealth US, LP (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 1.29%, 1.39% and 1.54% for Institutional Shares, Class I Shares and Class II Shares, respectively, until October 31, 2013. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.